UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22594

HATTERAS GPEP FUND II, LLC

(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401

RALEIGH, NORTH CAROLINA 27615

(Address of principal executive offices) (Zip code)

DAVID B. PERKINS

8540 COLONNADE CENTER DRIVE, SUITE 401

RALEIGH, NORTH CAROLINA 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

Financial Statements

As of March 31, 2013 and for the period from June 1, 2012

(commencement of operations) to March 31, 2013

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

As of March 31, 2013 and for the period from June 1, 2012

(commencement of operations) to March 31, 2013

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2 - 3
Statement of Assets, Liabilities and Members’ Capital	4
Statement of Operations	5
Statements of Changes in Members’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8 - 20
Board of Managers (Unaudited)	21 - 22
Fund Management (Unaudited)	23
Other Information (Unaudited)	24 - 27

Independent Auditor's Report

To the Board of Managers and Members

Hatteras GPEP Fund II, LLC

New York, New York

We have audited the accompanying statement of assets, liabilities and members’ capital of Hatteras GPEP Fund II, LLC (the “Fund”), including the schedule of investments, as of March 31, 2013, and the related statements of operations, changes in members’ capital and cash flows for the period June 1, 2012 (commencement of operations) to March 31, 2013. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2013, by correspondence with the custodian and private fund advisers. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hatteras GPEP Fund II, LLC as of March 31, 2013, the results of its operations and its cash flows for the period June 1, 2012 (commencement of operations) to March 31, 2013, in conformity with U.S. generally accepted accounting principles..

/s/ McGladrey LLP

New York, New York

May 30, 2013

ONE

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

March 31, 2013

Investments in Investment Funds (55.02%)	Cost	Fair Value
Investments in Non-Listed Private Equity Funds (41.07%)
France (18.49%)
NiXEN II FCPR [a,b] (1,464,393 Class A common shares)	$1,028,036	$1,124,446
United Kingdom (1.36%)
HgCapital Mercury B L.P. [a,b]	164,159	82,582
United States (21.22%)
Milestone Partners IV AIV, L.P. [a,b]	55,411	58,847
Milestone Partners IV, L.P. [a,b]	217,248	230,718
Radius Venture Partners III QP, L.P. [a,b]	517,387	1,001,113
Total United States Investments		1,290,678
Total Investments in Non-Listed Private Equity Funds		2,497,706
Investments in Listed Private Equity Funds (13.95%)
Germany (2.46%)
Deutsche Beteiligung AG (6,191 common shares)	149,930	149,321
Spain (2.16%)
Dinamia Capital Privado (20,286 common shares)	148,502	131,323
United Kingdom (9.33%)
Better Capital, Ltd. (65,000 common shares)	151,630	147,069
HgCapital Trust PLC (15,400 common shares)	231,299	276,880
SVG Capital PLC [b] (23,500 common shares)	100,725	143,504
Total United Kingdom Investments		567,453
Total Investments in Listed Private Equity Funds		848,097
Total Investments in Investment Funds (Cost $2,764,327)		3,345,803

Short-Term Investments (70.99%)
Federated Prime Obligations Fund #10, 0.08% [c]	4,316,309	4,316,309
Total Short-Term Investments (Cost $4,316,309)		4,316,309
Total Investments (Cost $7,080,636) (126.01%)		7,662,112
Liabilities in excess of other assets (-26.01%)		(1,581,602)
Members' Capital (100.00%)		$6,080,510

a Investment Funds are issued in private placement transactions and, as such, are restricted as to resale.

b Non-income producing.

c The rate shown is the annualized 7-day yield as of March 31, 2013.

Total cost and fair value of restricted Investment Funds as of March 31, 2013 was $1,982,241 and $2,497,706, respectively.

Percentages shown represent fair value as a percentage of Members' capital.

TWO

See notes to financial statements.

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

March 31, 2013 (Concluded)

INVESTMENT TYPE AS A PERCENTAGE OF MEMBERS’ CAPITAL PERCENTAGES AS FOLLOWS:

THREE

See notes to financial statements.

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

March 31, 2013

Assets
Investments in Investment Funds, at fair value (cost $2,764,327)	$3,345,803
Short-term investments, at fair value (cost $4,316,309)	4,316,309
Interest receivable	229
Prepaid assets	371
Total assets	7,662,712

Liabilities and members’ capital
Contributions received in advance	1,526,231
Investment management fees payable	19,022
Professional fees payable	24,000
Accounting and administration fees payable	10,000
Managers’ fees payable	2,500
Custodian fees payable	449
Total liabilities	1,582,202

Members’ capital	6,080,510
Total liabilities and members’ capital	$7,662,712

Components of members’ capital:
Capital contributions	$5,705,575
Accumulated net investment loss	(206,541)
Net unrealized appreciation of investments and foreign currency	581,476
Members’ capital	$6,080,510

Net asset value per unit	$107.95
Number of authorized units	Unlimited
Units issued to Members	56,329.015
Number of outstanding units	56,329.015

FOUR

See notes to financial statements.

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the period from June 1, 2012 (commencement of operations) to March 31, 2013

Investment income
Dividends (net of withholdings of $2,842)	$39,927
Interest	3,924
Total investment income	43,851

Operating expenses
Investment management fees	57,526
Organizational fees	102,551
Managers’ fees	58,333
Accounting and administration fees	33,333
Professional fees	29,830
Servicing fees	22,958
Custodian fees	8,157
Insurance expense	1,858
Other expenses	11,026
Total operating expenses, before reimbursement from Adviser and reimbursement of placement agent fees	325,572

Reimbursement from Adviser	47,511
Reimbursement of placement agent fees	27,669
Net investment loss	(206,541)

Net unrealized appreciation/(depreciation) of investments and currency translation
Net unrealized appreciation of investments	622,190
Net unrealized depreciation of currency translation	(40,714)
Net unrealized appreciation of investments and currency translation	581,476
Net increase in members’ capital resulting from operations	$374,935

FIVE

See notes to financial statements.

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CHANGES IN MEMBERS’ CAPITAL

For the period from June 1, 2012 (commencement of operations) to March 31, 2013

Members’ Capital
Members’ capital, at June 1, 2012	$-
Capital contributions	5,705,575
Net investment loss	(206,541)
Net unrealized appreciation of investments and currency translation	581,476
Members’ capital, at March 31, 2013	$6,080,510

SIX

See notes to financial statements.

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the period from June 1, 2012 (commencement of operations) to March 31, 2013

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$374,935
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(2,764,327)
Net purchases of short-term investments	(4,316,309)
Net unrealized appreciation of investments and currency translation	(581,476)
Increase in interest receivable	(229)
Increase in prepaid assets	(371)
Increase in investment management fee payable	19,022
Increase in professional fees payable	24,000
Increase in accounting and administration fees payable	10,000
Increase in managers’ fees payable	2,500
Increase in custodian fees payable	449
Net cash used in operating activities	(7,231,806)

Cash flows from financing activities:
Capital contributions received	7,231,806
Net cash provided by financing activities	7,231,806

Net change in cash	-

Cash at beginning of period	-
Cash at end of period	$-

SEVEN

See notes to financial statements.

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013

1.	ORGANIZATION

Hatteras GPEP Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on July 26, 2011 and commenced operations on June 1, 2012. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Capvent US Advisors, LLC (“Capvent”), an investment adviser registered with the SEC under the Advisers Act, serves as sub-adviser to the Fund (in such capacity, the “Sub-Adviser”). The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC (the “Placement Agent”).

The Fund had an initial closing on June 1, 2012 (the “Initial Closing”). The Board of Managers (the “Board”) of the Fund has delegated to the officers of the Fund the responsibility to determine the dates of all subsequent closings of the Fund, including the final closing date (the “Final Closing”), provided that the Final Closing shall be no later than October 1, 2013. The Fund’s investment period (the “Investment Period”) is three years following the Final Closing of the Fund. The Fund will continue until the date that is ten years from the date of the Final Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement, as amended and restated (the “LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (the “Members”), subject to the laws of the State of Delaware and the LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a broad portfolio of private equity investments. In particular, the Fund’s objective is to earn superior risk-adjusted returns by systematically overweighting the vehicles, segments and opportunities that the Adviser and Sub-Adviser believe offer the most attractive relative value at a given point in time.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

EIGHT

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

b.      Cash

Cash, if any, includes short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. At March 31, 2013, there was no cash held by the Fund.

c.      Valuation of Portfolio Investments

The Fund's valuation procedures have been adopted by the Fund's Board, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Fund's third-party administrator, which report to the Board. For third-party information, the Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

Investments held by the Fund include:

• Investments in Non-Listed Private Equity Funds - The Fund will value interests in non-listed private equity funds (“Non-Listed Funds”) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with the Fund’s valuation procedures. Investments in Non-Listed Funds are subject to the terms of the Non-Listed Funds’ offering documents. Valuations of the Non-Listed Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Non-Listed Funds’ investment managers as required by the Non-Listed Funds’ offering documents. If the Adviser determines that the most recent value reported by any Non-Listed Fund does not represent fair value or if any Non-Listed Fund fails to report a value to the Fund, a fair value determination is made under the Fund’s valuation procedures. These fair value procedures employed by the Adviser generally adjust items reported by the Non-Listed Fund using accounting principles other than U.S. GAAP to U.S. GAAP, as required by the Fund. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. The interests of some Non-Listed Funds may be valued less frequently than the calculation of the Fund’s net asset value. Therefore, the reported performance of the Non-Listed Fund may lag the reporting period of the Fund. The Adviser has established procedures for reviewing the effect on the Fund’s net asset value due to this lag in reported performance of the Non-Listed Funds.

• Investments in Listed Private Equity Funds - Listed private equity funds include listed private equity vehicles, such as business development companies (including derivatives tied to the return of such vehicles) (“Listed Funds,” and together with Non-Listed Funds, “Investment Funds”). Securities of Listed Funds traded on one or more of the U.S. national securities exchanges or the Over-The-Counter (“OTC”) Bulletin Board or on foreign securities exchanges will be valued at their last sales price. Securities of Listed Funds traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”) at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

NINE

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

• Short-Term Investments - During the period ended March 31, 2013, the Fund held the short-term investment Federated Prime Obligation Fund #10, an open-ended money market fund (the “MMF”) incorporated in the United States of America. The MMF’s objective is to seek and provide current income consistent with the stability of principal. The MMF invests in a portfolio of short-term, high-quality, fixed income securities issued by banks, corporations and the U.S. government. The MMF held by the Fund seeks to preserve a net asset value of $1.00 per share. The MMF is valued at a yield-adjusted net asset value per share, which is currently equal to $1.00 per share as represented on one or more of the U.S. national securities exchanges.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on measurements for disclosure purposes.

Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

TEN

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

The following table sets forth information about the levels within the fair value hierarchy at which the Fund's investments are measured as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Non-Listed Private Equity Funds	$-	$-	$2,497,706	$2,497,706
Listed Private Equity Funds	848,097	-	-	848,097
Short-Term Investments	4,316,309	-	-	4,316,309
Total	$5,164,406	$-	$2,497,706	$7,662,112

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended March 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of June 1, 2012	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Balance as of March 31, 2013
Non-Listed Private Equity Funds	$-	$-	$515,465	$1,982,241	$-	$2,497,706
Total Investments	$-	$-	$515,465	$1,982,241	$-	$2,497,706

*	Change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments held at the reporting date is $515,465.

ELEVEN

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

Accounting Standards Update (“ASU”) 2009-12 to Accounting Standards Codification (“ASC”) 820-10-35, Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent) (“ASU 2009-12”) permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the Net Asset Value (“NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

Adjustments to the NAV provided by the investment manager or administrator of the Non-Listed Private Equity Funds would be considered if the practical expedient NAV was not as of the Fund's measurement date; it was probable that the Non-Listed Private Equity Fund would be sold at a value materially different than the reported expedient NAV; or it was determined by the Fund's valuation procedures that the Non-Listed Private Equity Fund is not being reported at fair value.

TWELVE

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

c.	Valuation of Portfolio Investments (Continued)

A listing of the investments held by the Fund and their attributes, as of March 31, 2013, that qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Non-Listed Private Equity – Leveraged Buyout (a)	Investments in nonpublic companies; the acquisition of the company uses some percentage of debt	$1,496,593	$3,304,295	Up to 10 years	None	N/A	N/A
Non-Listed Private Equity – Venture Capital(b)	Investments in early-stage, high-potential, high-risk, growth startup companies	$1,001,113	$468,750	Up to 10 years	None	N/A	N/A

*	The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The Fund’s investments reflect their estimated fair value, which would generally be the net asset value as provided by the Investment Fund or its administrator.

(a)	The category includes Investment Funds that invest primarily in nonpublic companies that make use of debt for a percentage of its capital. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

(b)	The category includes Investment Funds that invest primarily in early-stage, high-potential, high-risk, growth startup companies. Distributions from each fund will be received as the underlying investments of the funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds cannot be determined. It is estimated that distributions will occur over the life of the Investment Funds, ranging from 1 to 10 years.

d.	Investment Income

Interest income is recorded when earned. Dividend income is recognized on the ex-dividend date. Disbursements received from non-listed private equity investments are accounted for as a reduction of cost, or allocated between cost and realized gains and losses dependent upon information received from the Non-Listed Fund. Investments in listed private equity investments are recorded on a trade-date basis. Investments in Non-Listed Funds are recorded on a subscription-effective-date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are determined on a specific-identified-cost basis.

THIRTEEN

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fees for data and software providers, costs of insurance, registration expenses, investment management fee, board of managers’ fees, and expenses of meetings of the Board.

f.	Organizational Fees

The organizational costs are incurred by the Fund in connection with its formation, its initial registration as an investment company under the 1940 Act, and the initial offering of Units. Organization costs are accounted for as a deferred charge until operations begin and thereafter amortized to expense. For the period June 1, 2012 (commencement of operations) to March 31, 2013, the Fund incurred organizational costs totaling $102,551 which are included in the statement of operations under organizational fees.

g.	Investments Denominated in Foreign Currency

Investments denominated in foreign currency are translated at closing spot rates of exchange on March 31, 2013. Transactions during the period ended March 31, 2013 are translated at the spot rate of exchange prevailing on the date of the transaction.

h.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual Members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties.

The Fund will file income tax returns in U.S. federal jurisdictions and various states, which will remain open for examination by the tax authorities for a period of three years from when they are filed. The tax year subject to evaluation by tax authorities is for the year ended December 31, 2012.

FOURTEEN

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

i.	Distributions

Beginning in the 37th month after the Final Closing, or earlier at the Board’s discretion, the Fund may make distributions to Members annually, or more frequently, at the Board’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the net amounts of distributions (after Fund fees and expenses) received by the Fund from Investment Funds during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro rata based upon Members' Units held.

j.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

k.	Recent Accounting Pronouncement

In December 2011, the FASB issued ASU 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management does not believe that ASU 2011-11 will have a material impact on the financial statement disclosures.

3.	Management Fees AND Related Party Transactions

The Adviser is responsible for the management and operation of the Fund and the investment of the Fund’s assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the “Investment Management Agreement”). Under the terms of the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program. The Sub-Adviser serves as sub-adviser to the Fund pursuant to the terms of a sub-advisory agreement among the Adviser, the Sub-Adviser and the Fund.

FIFTEEN

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

3. Management Fees AND Related Party Transactions (Continued)

In consideration for the advisory and other services provide by the Adviser to the Fund, the Adviser charges the Fund a quarterly investment management fee (the “Investment Management Fee”) equal to 1.25% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser pays the Sub-Adviser 50% of the Investment Management Fee it receives from the Fund. For the period ended March 31, 2013, the total Investment Management Fee was $57,526.

The Adviser and Sub-Adviser are also entitled to a carried interest once a Member has received a return of 125% of that Member’s Capital Contributions. After a Member has received distributions and/or repurchase proceeds equal to 125% of its Capital Contributions, the Fund will make distributions and repurchase proceeds on a 90%/ 5%/ 5% split among the Member, the Adviser and the Sub-Adviser, respectively. For the period ended March 31, 2013, there was no carried interest allocated to the Adviser or the Sub-Adviser.

The Fund pays the Adviser or one of its affiliates, in its capacity as the servicing agent (the “Servicing Agent”), a quarterly servicing fee (the “Fund Servicing Fee”) equal to 0.50% on an annualized basis of the net assets of the Fund. The Fund Servicing Fee is paid to the Servicing Agent out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. For the period ended March 31, 2013, the Fund incurred Fund Servicing Fees totaling $22,958, which is included in the statement of operations under servicing fees. As of March 31, 2013, all Fund Servicing Fees incurred by the Fund had been reimbursed by the Adviser.

For the period ended March 31, 2013, the Adviser voluntarily reimbursed the Fund $47,511 for Fund Servicing Fees and other Fund expenses.

Investors may be charged a placement fee by the Placement Agent of up to 3.00% for purchases of Fund Units. Purchases on the Initial Closing were not subject to a placement fee and purchases made on all subsequent closings thereafter may be charged a placement fee that increases 0.75% per quarter, except that the placement fee will not exceed 3.00%. For example, investors that purchased Units in the Fund at a closing in October 2012, may have been charged a placement fee of 0.75%. The Placement Agent has entered into an expense reduction agreement pursuant to which it will rebate to the Fund, in order to offset operating expenses, any amount it receives as a placement fee.

For the period from June 1, 2012 (commencement of operations) to March 31, 2013, total fees paid by the Fund’s investors at the time of their initial investment to the Placement Agent were $27,669, of which $27,669 was rebated to the Fund by the Placement Agent.

SIXTEEN

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

3.	Management Fees AND Related Party Transactions (Continued)

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940

Act (each an “Independent Manager”), receives an annual retainer of up to $10,000 from the Fund for his services on the Board and for his services as a member of the audit committee of the Fund.

All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period ended March 31, 2013, retainers to the Independent Managers totaled $58,333 and are included in the statement of operations under managers’ fees.

4.	Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”), a quarterly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the period ended March 31, 2013, the total accounting and administration fee was $33,333, and is included in the statement of operations under accounting and administration fees. UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

5.	Investment Transactions

Total purchases of Investment Funds for the period ended March 31, 2013 amounted to $2,764,327. There were no sales, redemptions, or other dispositions of Investment Funds for the period ended March 31, 2013.

The Fund intends to invest substantially all of its available capital in private equity funds. The non-listed private equity investments will be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, therefore, Fund may not be able to resell some of its securities holdings for extended periods.

Due to the timing of tax information received from the private equity investments, tax basis reporting is not available as of the reporting date.

6.	INdemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on the Adviser’s experience, the risk of loss from such claims is considered remote.

SEVENTEEN

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

7.	Risk Factors

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk, currency risk and economic, political and legal risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. For a more complete list of risk factors, Members should refer to their Confidential Placement Memorandum, as supplemented, and the corresponding Statement of Additional Information, as supplemented. No guarantee or representations is made that the investment objective of the Fund will be met.

Liquidity risk: Transfer of the Units is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Concentration: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

Currency risk: The Fund’s investments (both direct and indirect) may be made in a number of different currencies. Any returns on, and the value of, such investments may therefore be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund’s investments are denominated against the U.S. dollar may result in a decrease in value of the Fund’s net assets.

The Adviser and the Sub-Adviser do not plan to hedge the value of investments made by the Fund against currency fluctuations, and even if the Adviser and the Sub-Adviser deem hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such a decline.

Foreign, economic, political and legal risks: The Fund’s investments (both direct and indirect) will be made in a number of countries, including less developed countries, exposing investors to a range of potential economic, political and legal risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, currency revaluation, nationalization, expropriation, confiscatory taxation, governmental restrictions, adverse regulation, social or political instability, negative diplomatic developments, military conflicts, and terrorist attacks.

EIGHTEEN

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

7.	Risk Factors (Continued)

Investors should note that the private equity markets in countries where the Fund’s investments are made may be significantly less developed than those in the United States. Certain investments may be subject to extensive regulation by national governments and/or political subdivisions thereof, which prevent the Fund or the Portfolio Funds from making investments they otherwise would make, or to incur substantial additional costs or delays that they otherwise would not suffer. Such countries may have different regulatory standards with respect to insider trading rules, restrictions on market manipulation, shareholder proxy requirements and/or disclosure of information. In addition, the laws of various countries governing business organizations, bankruptcy and insolvency may make legal action difficult and provide little, if any, legal protection for investors, including the Fund and the Portfolio Funds. Any such laws or regulations may change unpredictably based on political, economic, social, and/or market developments.

8.	Financial Highlights

The financial highlights are intended to help an investor understand the Fund’s financial performance for the past period. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole and excludes the Adviser and Sub-Adviser. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment loss or expenses, as applicable, by the average of total monthly Members’ capital. The ratios do not reflect the Fund’s proportionate share of income and expenses from the Fund’s private equity investments. The total return amount is calculated based on the change in the net asset value during each accounting period.

NINETEEN

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2013 and for the period from June 1, 2012 (commencement of operations) to March 31, 2013 (Continued)

8.	Financial Highlights (Continued)

Per Unit Operating Performance:
Net Asset Value, June 1, 2012	$100.00
Income from investment operations:
Net investment loss	(3.67)
Net unrealized appreciation of investments and foreign currency	11.62
Total from investment operations	7.95
Net Asset Value, March 31, 2013	$107.95

	For the period from June 1, 2012 (commencement of operations) to March 31, 2013
Total return	7.95%[1]
Members’ capital, end of period (000’s)	$6,081
Portfolio turnover	0.00%[1]
Ratios as a percentage of average Members’ capital : Net investment loss	(4.58	) % [2]
Total operating expenses, gross	6.99%[2]
Reimbursement from Adviser	(0.89	)% [2]
Reimbursement of placement agent fees	(0.52	)% [2]
Total operating expenses, net	5.58%[2]

1 Not Annualized

2 Annualized

9.	Subsequent Events

Subsequent to the end of the reporting period, at a meeting of the Board held on May 21, 2013, it was determined that the Final Closing of the Fund will be October 1, 2013.

Effective April 1, 2013, there were additional capital contributions into the Fund totaling $1,526,231.

TWENTY

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

The identity of the Board members (each a “Manager”) and brief biographical information, as of March 31, 2013, is set forth below. The business address of each Manager is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Managers serve on the Board for terms of indefinite duration. A Manager’s position in that capacity will terminate if the Manager is removed or resigns or, among other events, upon the Manager’s death, incapacity, retirement or bankruptcy. The Fund’s Statement of Additional Information, as supplemented, includes additional information about the Managers and may be obtained without charge by calling Hatteras at 1-866-388-6292.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INTERESTED MANAGER
David B. Perkins[2] July 18, 1962	President and Chairman of the Board of Managers of the Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Managers and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	19
INDEPENDENT MANAGERS
H. Alexander Holmes May 4, 1942	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	19
Steve E. Moss, CPA February 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark & Copley, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	19
Gregory S. Sellers May 5, 1959	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	19
Daniel K. Wilson June 22, 1948	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 to 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	19

1The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Hatteras Variable Trust, and Underlying Funds Trust (consisting of five funds).

2Mr. Perkins is deemed to be an “interested” Manager of the Fund because of his affiliations with the Adviser.

TWENTY-ONE

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

BOARD OF MANAGERS

(Unaudited)

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Manager	Number of Portfolios in Fund Complex[1] Overseen by Manager
INDEPENDENT MANAGERS (Continued)
Joseph E. Breslin November 18, 1953	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Breslin is currently a private investor. Mr. Breslin has been a Director of Kinetics Mutual Funds, Inc. (mutual fund) from 2000 to Present (8 portfolios); Trustee, Kinetics Portfolios Trust (mutual fund) from 2000 to Present (8 portfolios). From 2007 to 2009, Mr. Breslin was the Chief Operating Officer of Central Park Credit Holdings, Inc. and prior to that, was the Chief Operating Officer of Aladdin Capital Management LLC, beginning in 2005.	19
Thomas Mann February 1, 1950	Manager; Audit Committee Member of the Fund	Since Inception	Mr. Mann is currently a private investor. From 2003 until 2012, Mr. Mann was the Managing Director and Group Head Financial Institutions Group, Société Générale, Sales of Capital Market Solutions and Products. Mr. Mann is also a Director of Virtus Global Multi-Sector Income Fund since 2011, Virtus Total Return Fund since 2012, and F-Squared Investments, Inc. since January 2012.	19

TWENTY-TWO

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of March 31, 2013, of each of the persons currently serving as Executive Officer. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name and Date of Birth	Position(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex[1] Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of the Fund	Since Inception	Prior to becoming Secretary of each fund in the Hatteras Complex in 2008, Mr. Fields had been the Treasurer of each fund since inception. Mr. Fields is Chief Operating Officer of the Adviser and its affiliates (“Hatteras”) and has been employed by the Hatteras firm since its inception in September 2003.	N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of the Fund	Since Inception	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Adviser as of January 2008.	N/A
Robert Lance Baker September 17, 1971	Treasurer of the Fund	Since Inception	Mr. Baker joined Hatteras in March 2008 and became Treasurer of the funds in the Hatteras Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Adviser and its affiliates.	N/A

1The “Fund Complex” consists of Hatteras Master Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras GPEP Fund II, LLC, Hatteras Alternative Mutual Funds Trust (consisting of five funds), Hatteras Variable Trust, and Underlying Funds Trust (consisting of five funds).

TWENTY-THREE

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of actual proxy votes cast are available at www.sec.gov or by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY-FOUR

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Privacy Policy

FACTS	WHAT DOES Hatteras Funds DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number

• account balances

• account transactions

• transaction history

• wire transfer instructions

• checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ' personal information; the reasons Hatteras Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Hatteras Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share

TWENTY-FIVE

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Privacy Policy (Continued)
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (919) 846-2324 or go to www.hatterasfunds.com

What we do
Who is providing this notice?	Funds advised by Hatteras entities. A complete list is included below.
How does Hatteras Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Hatteras Funds collect my personal information?

We collect your personal information, for example, when you

▪ open an account

▪ provide account information

▪ give us your contact information

▪ make a wire transfer

▪ tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪ sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪ affiliates from using your information to market to you

▪ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

TWENTY-SIX

Hatteras GPEP Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Privacy Policy (Concluded)
Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

▪ Our affiliates include companies with a Hatteras name, such as Hatteras Investment Partners, LLC, Hatteras Capital Investment Management, LLC and Hatteras Alternative Mutual Funds, LLC, registered investment advisers; Hatteras Capital Distributors, LLC, a registered broker-dealer; and unregistered funds managed by Hatteras entities such as Hatteras Core Alternatives 3(c)(1) Fund, L.P., Hatteras Core Alternatives Offshore Fund, Ltd., Hatteras GPEP Fund, L.P. and Hatteras Late Stage VC Fund I, L.P.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Hatteras Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Hatteras Funds doesn’t jointly market.
List of funds providing this notice
Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P., Hatteras Core Alternatives TEI Institutional Fund, L.P., Hatteras Global Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras Sector Select Fund, Hatteras VC Co-Investment Fund II, LLC, Hatteras Alternative Mutual Funds Trust, and Underlying Funds Trust.

TWENTY-SEVEN

ITEM 2. CODE OF ETHICS.

(a)  The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)  There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item.

(d)  The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Messrs. Steve E. Moss, H. Alexander Holmes, Gregory S. Sellers, Daniel K. Wilson, Joseph E. Breslin, and Thomas Mann are each qualified to serve as audit committee financial experts serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

This is the Registrant’s first year of operations; therefore there are no fees from the prior fiscal year.

Audit Fees

(a)  The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year are $30,000.

Audit-Related Fees

(b)  The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2013.

Tax Fees

(c)  The aggregate fees billed in last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2013.

All Other Fees

(d)  The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013.

(e)(1)  Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)  The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)  The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal year of the registrant was $0.

(h)  The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICIES AND PROCEDURES

The Fund primarily invests its assets in Portfolio Funds, which include, but are not limited to, private partnerships, limited liability companies or similar entities managed by Portfolio Fund Managers (commonly referred to as “private equity funds” or “private funds”). Investments in Portfolio Funds do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Adviser, Sub-Adviser and/or the Fund may receive notices from such Portfolio Funds seeking the consent of holders in order to materially change certain rights within the structure of the security itself or change material terms of the Portfolio Funds’ limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Fund receives notices or proxies from Portfolio Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities with respect to the Fund’s portfolio securities to the Adviser, subject to the Board’s general oversight and with the direction that proxies should be voted consistent with the Fund’s best economic interests. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Fund. If an analyst, trader or partner of the Adviser believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of the Fund, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

The Adviser will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company’s charter or by-laws, changes in the board of directors and compensation of outside directors. The Adviser will generally vote in favor of management or shareholder proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company’s board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of the Fund.

If a proxy includes a matter to which none of the specific policies described above or in the Adviser’s stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to the Adviser’s Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, the Adviser and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser (or an affiliate of the Adviser), any issuer of a security for which the Adviser (or an affiliate of the Adviser) acts as sponsor, Adviser, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom the Adviser (or an affiliate of the Adviser) has an existing material contract or business relationship not entered into in the ordinary course of business (the Adviser and such other persons having an interest in the matter being called “Interested Persons”), the Adviser will make written disclosure of the conflict to the Independent Managers of the Fund indicating how the Adviser proposes to vote on the matter and its reasons for doing so. If the Adviser does not receive timely written instructions as to voting or non-voting on the matter from the Independent Managers, the Adviser may take any of the following actions which it deems to be in the best interests of the Fund: (i) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (ii) vote on the matter in the manner proposed to the Independent Managers if the vote is against the interests of all Interested Persons; or (iii) refrain from voting on the matter.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year.  Once filed, the Fund’s Form N-PX filing will be available:  (i) without charge, upon request, by calling the Fund at 800-504-9070 or (ii) by visiting the SEC’s website at www.sec.gov.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)   Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee, who are primarily responsible for the day-to-day portfolio management of the Fund as of June 10, 2013:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member

Robert L. Worthington	President of the Investment Manager	Since Inception	Mr. Worthington became the President of the Investment Manager in February 2007. Previously, Mr. Worthington was Managing Director at JPMorgan Asset Management from 2004 to 2006. Mr. Worthington joined JPMorgan Asset Management in 2004 after its purchase of Undiscovered Managers, LLC, where he had been President from 2001 and a Managing Director for the three years prior.	Portfolio Management
David B. Perkins	Chief Executive Officer of the Investment Manager and President of the Fund	Since Inception	Mr. Perkins is the Chief Executive Officer of Hatteras and founded Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	Portfolio Management
Varun Sood	Managing Partner of Capvent	Since Inception	Mr. Sood is a co-founder of Capvent AG. Previously, Mr. Sood was an executive director with Société Générale. Prior to that, he was a vice president with ABN AMRO.	Portfolio Management
Tom F. Clausen	Managing Partner of Capvent	Since Inception	Mr. Clausen is a co-founder of Capvent AG. Previously, Mr. Clausen was an executive director with Société Générale.	Portfolio Management
Rohan Ajila	Partner of Capvent	Since Inception	Mr. Ajila joined Capvent in 2007 and is a Managing Partner at Capvent India Private Equity and a Partner at Capvent AG. Previously he was Founder & CEO of Indiamarkets.com. He began his career as a credit rating research analyst with CRISIL-S&P and was an investment manager for the Everest Fund.
Portfolio Management

(a)(2)  Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than Hatteras GPEP Fund II, LLC, for which the members of the Investment Committee of the Adviser are primarily responsible for the day-to-day portfolio management as of March 31, 2013:

Name of Investment Committee Member	Type of Accounts	Total Number of Accounts Managed	Total Assets	Number of Accounts Managed for Which Advisory Fee is Based on Performance	Total Assets for Which Advisory Fee is Based on Performance

Robert L. Worthington	Registered Investment Companies	2	$23,800,000	1	$14,200,000
	Other Pooled Investment Vehicles *	2	$19,400,000	1	$4,000,000
	Other Accounts	0	$0	0	$0

David B. Perkins	Registered Investment Companies	3	$1,204,300,000	2	$1,194,700,000
	Other Pooled Investment Vehicles *	2	$19,400,000	1	$4,000,000
	Other Accounts	0	$0	0	$0

Varun Sood	Registered Investment Companies	1	$14,200,000	1	$14,200,000
	Other Pooled Investment Vehicles *	3	$146,400,000	3	$146,400,000
	Other Accounts	0	$0	0	$0

Tom F. Clausen	Registered Investment Companies	1	$14,200,000	1	$14,200,000
	Other Pooled Investment Vehicles *	3	$146,400,000	3	$146,400,000
	Other Accounts	0	$0	0	$0

Rohan Ajila	Registered Investment Companies	1	$14,200,000	1	$14,200,000
	Other Pooled Investment Vehicles *	3	$146,400,000	3	$146,400,000
	Other Accounts	0	$0	0	$0

*	The assets in the “Other Pooled Investment Vehicles” section for each of the investment committee member(s) includes committed capital amounts for certain assets.

Potential Conflicts of Interests

Members of the Investment Committee are responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including registered and unregistered hedge funds and funds of hedge funds. They may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Adviser and the Sub-Adviser each has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. They seek to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser and the Sub-Adviser each has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team Members

The compensation of the members of the Investment Committee includes a combination of the following: (i) fixed annual salary; and (ii) a discretionary bonus tied to the overall profitability of the Adviser or the Sub-Adviser and their affiliates, as applicable.

(a)(4)    Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee in the Fund as of March 31, 2013:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned

Robert L. Worthington	$0
David B. Perkins	$0
Varun Sood	$0
Tom F. Clausen	$0
Rohan Ajila	$0

(b)        Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)      Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)      Not applicable.

(b)          Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HATTERAS GPEP FUND II, LLC

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date June 10, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date June 10, 2013

By (Signature and Title)*
/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date June 10, 2013

* Print the name and title of each signing officer under his or her signature.